Average Annual Total Returns - FidelitySAIMunicipalIncomeFund-PRO - FidelitySAIMunicipalIncomeFund-PRO - Fidelity SAI Municipal Income Fund	Mar. 01, 2025
Fidelity SAI Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	1.83%
Past 5 years	1.02%
Since Inception	2.58%	[1]
Fidelity SAI Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.83%
Past 5 years	1.00%
Since Inception	2.52%	[1]
Fidelity SAI Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.40%
Past 5 years	1.38%
Since Inception	2.59%	[1]
LB083
Average Annual Return:
Past 1 year	0.88%
Past 5 years	0.95%
Since Inception	2.32%
LB015
Average Annual Return:
Past 1 year	1.05%
Past 5 years	0.99%
Since Inception	2.24%

[1]	A From October 2, 2018 .